Annual Fund Operating Expenses (Invesco Basic Balanced Fund)	12 Months Ended
May 02, 2011
Class A, Invesco Basic Balanced Fund
Annual Fund Operating Expenses
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.20%
Class B, Invesco Basic Balanced Fund
Annual Fund Operating Expenses
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.95%
Class C, Invesco Basic Balanced Fund
Annual Fund Operating Expenses
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.95%
Class R, Invesco Basic Balanced Fund
Annual Fund Operating Expenses
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.45%
Class Y, Invesco Basic Balanced Fund
Annual Fund Operating Expenses
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.95%
Class Investor, Invesco Basic Balanced Fund
Annual Fund Operating Expenses
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.23%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.18%